Note 9 - Stockholders' Equity 1 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Schedule of Common Stock Reserved for Issuance [Table Text Block]
	March 31, 2026	December 31, 2025

Stock options issued and outstanding	27,767,619	25,407,299
RSUs, issued and outstanding	6,691,605	5,733,306
2019 Equity Incentive Plan common stock available for future issuance	6,043,856	10,831,860
2024 Inducement Award Plan common stock available for future issuance	76,250	43,250
Common stock warrants, issued and outstanding	10,914	10,914
2022 Employee Stock Purchase Plan common stock available for future issuance	1,823,454	1,823,454
Total common stock reserved	42,413,698	43,850,083

	December 31, 2025	December 31, 2024

Options issued and outstanding	25,407,299	20,405,239
RSUs issued and outstanding	5,733,306	3,016,481
2019 Equity Incentive Plan available for future grant	10,831,860	18,046,374
2024 Inducement Award Plan available for future grant	43,250	1,603,750
Common stock warrants	10,914	140,596
2022 Employee Stock Purchase Plan	1,823,454	2,362,902
Total	43,850,083	45,575,342

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Securities into which warrants are convertible	Warrants Outstanding	Exercise Price	Expiration Date

Common Stock	10,914	$22.99	December 2026

Securities into which warrants are convertible	Warrants outstanding	Exercise Price	Expiration Date

Common Stock	10,914	$22.99	December 2026
Total	10,914